UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

MILLER OPPORTUNITY TRUST

Schedule of investments (unaudited)		September 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.7%

CONSUMER DISCRETIONARY - 25.8%
Household Durables - 8.1%
Lennar Corp., Class A Shares	1,080,200	$57,034,560	(a)
PulteGroup Inc.	2,160,300	59,040,999	(a)
Total Household Durables		116,075,559
Internet & Direct Marketing Retail - 8.1%
Amazon.com Inc.	75,600	72,678,060	*
Wayfair Inc., Class A Shares	638,300	43,021,420	*
Total Internet & Direct Marketing Retail		115,699,480
Specialty Retail - 9.6%
American Eagle Outfitters Inc.	800,000	11,440,000
Foot Locker Inc.	900,000	31,698,000
Gamestop Corp., Class A Shares	982,000	20,288,120	(a)
RH	1,050,000	73,836,000	* (b)
Total Specialty Retail		137,262,120
TOTAL CONSUMER DISCRETIONARY		369,037,159

FINANCIALS - 20.8%
Banks - 7.4%
Bank of America Corp.	2,258,600	57,232,924	(a)
Citigroup Inc.	662,900	48,219,346
Total Banks		105,452,270
Consumer Finance - 4.8%
OneMain Holdings, Inc.	2,455,000	69,206,450	*
Insurance - 3.2%
Genworth Financial Inc., Class A Shares	11,850,000	45,622,500	* (a)
Stocks - 1.1%
GTY Technology Holdings Inc.	1,453,300	15,201,518	*
Thrifts & Mortgage Finance - 4.3%
MGIC Investment Corp.	4,959,000	62,136,270	* (a)
TOTAL FINANCIALS		297,619,008

HEALTH CARE - 24.5%
Biotechnology - 11.5%
Alexion Pharmaceuticals Inc.	343,700	48,217,673	*
Flexion Therapeutics Inc.	900,000	21,762,000	*
Gilead Sciences Inc.	294,600	23,868,492	(a)
Intrexon Corp.	2,455,000	46,669,550	* (a)
ZIOPHARM Oncology Inc.	3,721,900	22,852,466	*
Total Biotechnology		163,370,181
Health Care Technology - 1.2%
athenahealth Inc.	142,400	17,708,864	*
Pharmaceuticals - 11.8%
Allergan PLC	122,700	25,147,365
Endo International PLC	5,000,000	42,825,000	*
Mallinckrodt PLC	900,000	33,633,000	*
Valeant Pharmaceuticals International Inc.	4,615,500	66,140,115	*
Total Pharmaceuticals		167,745,480
TOTAL HEALTH CARE		348,824,525

INDUSTRIALS - 12.0%
Airlines - 12.0%
American Airlines Group Inc.	1,276,600	60,625,734	(a)
Delta Air Lines Inc.	1,276,600	61,557,652	(a)
United Continental Holdings Inc.	810,100	49,318,888	* (a)
Total Airlines		171,502,274
TOTAL INDUSTRIALS		171,502,274

SECURITY			SHARES	VALUE
INFORMATION TECHNOLOGY - 12.1%
Internet Software & Services - 12.1%
Endurance International Group Holdings Inc.			5,145,900	$42,196,380	*
Facebook Inc., Class A Shares			170,000	29,047,900	*
Pandora Media Inc.			3,927,900	30,244,830	*
Quotient Technology Inc.			4,517,200	70,694,180	*
Total Internet Software & Services				172,183,290
TOTAL INFORMATION TECHNOLOGY				172,183,290

INVESTMENT FUNDS - 1.3%
Pangaea One, LP				19,010,026	(b)(c)(d)(e)

MATERIALS - 3.9%
Chemicals - 3.9%
Platform Specialty Products Corp.			5,008,100	55,840,315	* (a)

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.			180,000	4,516,200	*

TOTAL COMMON STOCKS				1,438,532,797
(Cost - $1,535,935,710)

	EXPIRATION	CONTRACTS	NOTIONAL ($)
PURCHASED OPTIONS - 1.9%*
Apple Inc., Call @ $100.00	Jan. 19, 2018	4,910	75,672,920	26,649,025
Genworth Financial Inc., Call @ $4.00	Dec. 15, 2017	18,000	6,930,000	630,000
TOTAL PURCHASED OPTIONS				27,279,025
(Cost - $9,712,557)

			WARRANTS
WARRANTS - 4.1%*
JPMorgan Chase & Co. (Cost - $45,560,768)	Oct. 28, 2018		1,080,200	58,330,800

TOTAL INVESTMENTS - 106.7%				1,524,142,622
(Cost - $1,591,209,035) #

Liabilities in Excess of Other Assets - (6.7)%				(95,557,841)

TOTAL NET ASSETS - 100.0%				$1,428,584,781

* Non-income producing security.

(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2017, the total market value of investments in Affiliated Companies was $92,846,026 and the cost was $66,940,356. (See Note 3).

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d) Illiquid security.

(e) Restricted security (See Note 4).

# Aggregate cost for federal income tax purposes is substantially the same.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category of investment type as of September 30, 2017:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS(LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments (a)
Common Stocks:
Investment Funds	$-	$-	$19,010,026	$19,010,026
Other Common Stocks	1,419,522,771	-	-	1,419,522,771
Purchased Options	27,279,025	-	-	27,279,025
Warrants	58,330,800	-	-	58,330,800
Total Investments	$1,505,132,596	$-	$19,010,026	$1,524,142,622

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	INVESTMENT FUNDS
Balance as of December 31, 2016	$22,145,798

Realized gain (loss)	285,516

Partnership distributions	(1,974,280)

Change in unrealized appreciation (depreciation)	(1,447,008)

Balance as of September 30, 2017	$19,010,026

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 9/30/17	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Partnership Interests (classified as Common Stock)	$19,010,026	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost	$1,591,209,035
Gross unrealized appreciation	215,076,686
Gross unrealized depreciation	(282,143,099)

Net unrealized depreciation	$(67,066,413)

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent annual report.

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2017:

		Purchased		Sold
	Affiliate Value at 12/31/16	Cost	Shares	Cost	Shares	Dividend Income	Change in Unrealized	Affiliate Value at 9/30/17	Realized Gain (Loss) on Sales / Distributions
Pangaea One, LP	$22,145,798	-	-	$1,205,347	-	$605,592	$(1,930,425)	$19,010,026	$1,401,327
RH	$36,840,000	$16,153,274	600,000	26,966,851	750,000	-	47,809,577	73,836,000	23,233,473
Quotient Technology Inc.	$50,525,000	-	-	2,978,079	182,800	-	23,147,259	70,694,180	(311,497)

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Acquisition Date(s)	Cost	Fair Value at 9/30/17	Percent of Net Assets	Open Commitments (b)
Pangaea One, LP	(a)	$36,538,905	$19,010,026	1.3%	$2,188,093

(a)	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

(b)	In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2017, the Fund had open commitments of $2,188,093.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 27, 2017